Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000250838
Shareholder Report [Line Items]
Fund Name	TCW Flexible Income ETF
Trading Symbol	FLXR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Flexible Income ETF for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Products/ETFs/FLXR/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Performance Inception Date	Nov. 30, 2018
AssetsNet	$ 421,871,982
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 713,380
InvestmentCompanyPortfolioTurnover	181.00%
Accountant Change Date	Oct. 31, 2024